PRINCIPAL ACCOUNTING POLICIES - Earnings per share, treasury stock and segment reporting (Details) $ in Millions	6 Months Ended
	Jun. 30, 2016 segment	Nov. 30, 2015	Apr. 03, 2014 USD ($)	Jun. 13, 2012 USD ($)	Sep. 29, 2011 USD ($)	Sep. 30, 2008 USD ($)	Jul. 30, 2008 USD ($)
Treasury stock disclosures
Approved repurchase plan | $			$ 600	$ 300	$ 100	$ 15	$ 15
Segment reporting disclosures
Number of reportable segments	1
Number of geographical segments	0
ADS
Treasury stock disclosures
Ratio of ADSs to ordinary shares	8	4